Provisions and Other Contingencies - Additional Information (Details) ₨ in Millions, $ in Millions			5 Months Ended	12 Months Ended
	May 09, 2025 USD ($)	Mar. 13, 2025 Action	Jul. 25, 2024 Action	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure Of Other Provisions [Line Items]
Number of actions filed | Action		7	6
Settlement amount agreed to pay				$ 17.5
Current legal proceedings provision						$ 17.5
Insurance reimbursement receivable						17.0
Settlement Agreement
Disclosure Of Other Provisions [Line Items]
Settlement amount agreed to pay	$ 17.5
Contingent Liabilities - Other Than Income Tax Contingent Liability
Disclosure Of Other Provisions [Line Items]
Claims (excluding demands from Income tax authorities)					₨ 10,200	$ 119.0	₨ 7,890	$ 95.0
Provision for Post Sales Client Support and Other Provisions
Disclosure Of Other Provisions [Line Items]
Description of expected period to be utilized				1 year